MULTI-ASSET INCOME FUND

ETAMX Class A Shares ETCMX Class C Shares
ETNMX Class N Shares ETIMX Class I Shares

GLOBAL DIVIDEND OPPORTUNITIES FUND

ETADX Class A Shares ETCDX Class C Shares
ETNDX Class N Shares ETIDX Class I Shares

(each a “Fund” and collectively, the “Funds”)

This information supplements certain information contained in the Prospectus and Summary Prospectus for the Funds, dated November 1, 2018, as supplemented January 31, 2019, and should be read in conjunction with such Prospectus and Summary Prospectus.

April 30, 2019

______________________________________________________________________________

Effective May 1, 2019, Dolores S. Bamford, CFA, Portfolio Manager of the Adviser, is a Portfolio Manager of each Fund. Accordingly, all information contained in the Funds’ Prospectus and Summary Prospectuses regarding the Portfolio Managers of the Funds is hereby revised to reflect Ms. Bamford’s position with the Funds and the following information is added to the section of the Funds’ Prospectus entitled “MANAGEMENT OF THE FUNDS – Portfolio Managers”:

Dolores S. Bamford (Multi-Asset Income Fund and Global Dividend Opportunities Fund)

Dolores S. Bamford, CFA, has served as a Portfolio Manager of the Adviser since 2019. Ms. Bamford has more than 25 years of experience in investment management, including as a portfolio manager and managing partner at Goldman Sachs (2002-2015), portfolio manager at Putnam Investments (1992-2002), and as a research analyst at Fidelity Investments (1988-1990). Ms. Bamford has a S.M. in Management from the MIT Sloan School of Management and a B.A. in Economics from Wellesley College. She worked for almost 14 years at Goldman Sachs, managing U.S. Midcap Value and U.S. and Global Responsible Equity strategies. Ms. Bamford also has expertise in corporate sustainability and responsibility practices as well as in energy and industrials research and analysis. She is also focused on the Social Impact Investing field for her Doctor of Ministry work at Gordon-Conwell Theological Seminary (2015-2019).

In addition, effective May 31, 2019, Martin A. Wildy is no longer a Portfolio Manager of the Funds. Accordingly, all references to Mr. Wildy in the Funds’ Prospectus and Summary Prospectuses are deleted on May 31, 2019.

____________________________________________________________________________________

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2018, as supplemented January 31, 2019 which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-877-771-3836 or by writing to 17645 Wright Street, Suite 200, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.

MULTI-ASSET INCOME FUND

ETAMX Class A Shares ETCMX Class C Shares
ETNMX Class N Shares ETIMX Class I Shares

GLOBAL DIVIDEND OPPORTUNITIES FUND

ETADX Class A Shares ETCDX Class C Shares
ETNDX Class N Shares ETIDX Class I Shares

(each a “Fund” and collectively, the “Funds”)

APRIL 30, 2019

This information supplements certain information contained in the Statement of Additional Information (“SAI”) for the Funds, dated November 1, 2018, and should be read in conjunction with such SAI.

____________________________________________________________________________________

Effective May 1, 2019, Dolores S. Bamford, Portfolio Manager of the Adviser, is a Portfolio Manager of each Fund. Accordingly, all information contained in the SAI regarding the Portfolio Managers of the Funds is hereby revised to reflect Ms. Bamford’s position with the Funds and the following information is added to the section of the Funds’ SAI entitled “Adviser and Sub-Adviser – Portfolio Managers”:

Ms. Bamford receives from the Adviser a fixed salary and a bonus based on the risk-adjusted performance of the Funds she manages relative to a peer group of comparable funds over the past 3-, 5- and 10-year periods and the profits of the Adviser. She also receives employee benefits, including, but not limited to, health care, insurance benefits, and access to a 401(k) plan sponsored by the Adviser.

As of April 26, 2019, Ms. Bamford was responsible for managing the following types of accounts:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number	Total Assets	Number	Total Assets	Number	Total Assets
Ms. Bamford	0	$0	0	$0	0	$0

The advisory fee is not based on the performance of the respective account for any of the registered investment companies, other pooled investment vehicles or other accounts referred to above.

As of April 26, 2019, Ms. Bamford owned shares of the Funds the value of which fell within the following ranges:

	Gilead Fund	Healthcare & Life Sciences Fund	Multi-Asset Income Fund	Global Dividend Opportunities Fund
Ms. Bamford	-	-	$0	$0

* * * * *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2018, as supplemented January 31, 2019, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-877-771-3836 or by writing to 17645 Wright Street, Suite 200, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.